Lease (Details)	Mar. 31, 2024	Dec. 31, 2023
Lease (Details) [Line Items]
Operating leases term	5 years	5 years
Non-cancellable leases future term	5 years	5 years
ROU Assets [Member]
Lease (Details) [Line Items]
Operating leases term	12 months	12 months